Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Roll Forward]
Goodwill, beginning of the period	$ 76,918	$ 30,285
Goodwill, end of the period	88,908	76,918
Pelagicore
Goodwill [Roll Forward]
Acquired goodwill		4,734
Insys Group, Inc.
Goodwill [Roll Forward]
Acquired goodwill		17,685
Symtavision
Goodwill [Roll Forward]
Goodwill, purchase accounting adjustments		(653)
IntroPro
Goodwill [Roll Forward]
Acquired goodwill		24,456
Goodwill, purchase accounting adjustments	(6,461)
SME—Science Management and Engineering AG
Goodwill [Roll Forward]
Acquired goodwill		$ 411
DerivIT
Goodwill [Roll Forward]
Acquired goodwill	12,158
Goodwill, purchase accounting adjustments	(1,214)
Unafortis
Goodwill [Roll Forward]
Acquired goodwill	10,763
Goodwill, purchase accounting adjustments	$ (3,256)